Note Payable	12 Months Ended
Sep. 30, 2013
Debt Disclosure [Abstract]
Note Payable

NOTE 6 – NOTE PAYABLE

Previously, beginning January 8, 2008 the Company issued a series of one year convertible promissory notes to finance operations. The notes were issued to a related party, generally earned interest at 8%, and could be convertible into common stock of the Company at a discount 35% of the lowest average trading prices for the stock during periods five to three days prior to the conversion date. A number of these notes were converted into stock. The notes included a default interest rate of 12% if not paid at maturity or converted to common stock. All but four of the notes went to default. Total outstanding on these notes was $365,900 and $400,900 as of September 30, 2013 and 2012 respectively. Due to the conversion feature included in the notes, the Company has recorded a premium expense on the notes totaling $197,021 and $215,867 as of September 30, 2013 and 2012 respectively. These amounts have been included in interest expense by the Company at the time the notes were recorded.

The Company also issued three notes to related parties between June 2010 and April 2012. Two of these notes were issued to employees for services and totaled $220,000 with a premium of $118,461, which has also been included in interest expense by the Company at the time the notes were recorded. The third note, in the amount of $25,000, was issued for cash. This note had a premium of $37,500 which has been included in interest expense by the Company at the time the note was issued. The Company issued three promissory notes during the twelve month period ended September 30, 2013 to related parties as part of the acquisition of the Covi Point software product and notes. These notes totaled $175,000 and are generally convertible into common stock of the Company at discounts of 10 % to 20% of the lowest average trading prices for the stock during periods five to one day prior to the conversion date. These notes bears interest at 6% to 8%, are unsecured, and matures (including premium payable), within one year of the date issued. The Company recorded a premium expense on these notes totaling $41,667 at the time the notes were issued. This amount has been included in interest expense by the Company. Total outstanding on these notes was $550,929 and $334,262 as of September 30, 2013 and 2012 respectively.